Stockholder's Equity (Details) - Schedule of outstanding stock options - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of outstanding stock options [Abstract]
Number of Shares, Outstanding at beginning	5,645,802	3,646,667	3,541,778
Weighted Average Exercise Price, Outstanding at beginning	$ 4.50
Weighted Average Contractual Term (Yrs.), Outstanding at beginning	7 years 6 months		9 years 6 months
Aggregate Intrinsic Value, Outstanding at beginning	$ 8,283,639	$ 280,000	$ 11,457,291
Number of Shares, Granted	3,938,246	2,089,135	120,000
Weighted Average Exercise Price, Granted	$ 7.54	$ 2.10	$ 2.10
Weighted Average Contractual Term (Yrs.), Granted	10 years	10 years	10 years
Aggregate Intrinsic Value, Granted
Number of Shares, Exercised/cancelled	(416,405)	(90,000)	(15,111)
Weighted Average Exercise Price, Exercised/cancelled	$ 1.50	$ 2.70	$ 3.90
Weighted Average Contractual Term (Yrs.), Exercised/cancelled
Aggregate Intrinsic Value, Exercised/cancelled
Number of Shares, Outstanding at ending	9,167,643	5,645,802	3,646,667
Weighted Average Exercise Price, Outstanding at ending	$ 5.92	$ 4.50
Weighted Average Contractual Term (Yrs.), Outstanding at ending	7 years 9 months 18 days	6 years 10 months 24 days	6 years 6 months
Aggregate Intrinsic Value, Outstanding at ending	$ 55,257,928	$ 8,283,639	$ 280,000
Number of Shares, Exercisable at ending	4,111,087	3,772,858
Weighted Average Exercise Price, Exercisable at ending	$ 5.77	$ 5.70
Weighted Average Contractual Term (Yrs.), Exercisable at ending	6 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable at ending	$ 27,405,283	$ 4,862,410